Loans Payable (Details) - Schedule of Loans Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Payable [Line Items]
Short-term loan, Net	$ 717,193	$ 2,084,827
Less current portion	(512,435)	(1,611,069)
Long-term loans payable	204,758	473,758
Hire purchases - Motor Vehicle [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	248,768	286,329
Term loan I [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	154,195	594,070
Term loan II [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	147,697	1,028,645
Short-term loan [Member]
Schedule of Loans Payable [Line Items]
Short-term loan, Gross	$ 166,533	$ 175,783